As filed with the Securities and Exchange Commission on October 25, 2012

Registration No. 333-182316

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

[X]	POST-EFFECTIVE AMENDMENT NO. 1

DAILY INCOME FUND

(Exact Name of Registrant as Specified in Charter)

c/o REICH & TANG ASSET MANAGEMENT, LLC
1411 BROADWAY, 28th FLOOR,
NEW YORK, NEW YORK 10018
(Address of Principal Executive Offices)
(212) 830-5200

(Registrant’s Telephone Number)

Christine Manna

Reich & Tang Asset Management, LLC

1411 Broadway, 28th Floor

New York, New York 10018

(Name and Address of Agent for Service)

with copies to:

Michael R. Rosella, Esq. Paul Hastings LLP 75 East 55th Street New York, New York 10022 Phone No.: (212) 318-6800 Fax No.: (212) 319-4090

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

Title of Securities Being Registered.........................................................	Institutional Service Shares of the U.S. Government Portfolio, par value $0.01 per share, of the Daily Income Fund.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement of Daily Income Fund (the “Trust”) on Form N-14 hereby incorporates Part A and part B from the Trust’s filing of the definitive combined information statement/prospectus and statement of additional information pursuant to Rule 497c filed on September 4, 2012.  This Post-Effective Amendment No. 1 is being filed to add the final tax opinion as an Exhibit to Part C of the Registration Statement .

 OTHER INFORMATION

Item 15.                                           Indemnification

The Registrant incorporates herein by reference the response to Item 27 of the Registration Statement filed with the SEC on July 28, 1997 with Post-Effective Amendment No. 5.

Item 16.                     Exhibits.

(1) (a)	Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

(b)	Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(c)	Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 26 on November 30, 2010 and incorporated herein by reference.

(d)	Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 27 on July 25, 2011 and incorporated herein by reference.

(2)	Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization and Liquidation – filed with the Registration Statement on Form N-14 on June 25, 2012, and incorporated herein by reference.
(a)	Amendment to the Agreement and Plan of Reorganization and Liquidation, dated August 27, 2012 – filed with the Registration Statement on Form N-14 on August 29, 2012, and incorporated herein by reference.

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and By-Laws.

(6) (a)

Investment Management Contract dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(b)
Amendment to the Investment Management Contract dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

(c)
Investment Management Contract dated September 16, 2010, between the Registrant and Reich & Tang Asset Management, LLC. filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on November 30, 2010 and incorporated herein by reference.

(7)
Amended and Restated Distribution Agreement dated October 30, 2000, as amended and restated on July 20, 2006, September 21, 2006,  May 22, 2007, and July 29, 2011 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(8)	Not Applicable.

(9) (a)

Custody Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on July 28, 2006, and incorporated herein by reference.

(b)
Amendment to the Custody Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on November 30, 2010, and incorporated herein by reference.

(c)
Amendment to Schedule I of the Custody agreement dated June 30, 2011, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(d)
Amendment to Schedule II of the Custody Agreement dated June 30, 2011, between the Registrant and the Bank of New York Mellon filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(10)
Amended and Restated Distribution and Service Plan dated January 25, 2001, as amended and restated on January 29, 2004, July 20, 2006, May 22, 2007 and July 29, 2011 pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(11) (a)	Opinion and Consent of Counsel Opinion of Counsel regarding legality of issuance of shares – filed with the Registration Statement on Form N-14 on June 25, 2012, and incorporated herein by reference.
(b)	Consent of Counsel – filed with the Registration Statement on Form N-14 on August 29, 2012, and incorporated herein by reference.

(12)	Opinion of Counsel on tax matters – filed herewith.

(13)	Other Material Contracts
(a)
Administrative Services Agreement dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(a.1)
Amendment to the Administrative Services Agreement dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC. filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

(b)
Transfer Agency Agreement and Addendum to the Transfer Agency Agreement between Registrant and Reich & Tang Services, Inc. filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on July 28, 2003, and incorporated herein by reference.

(c)
Fund Accounting Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

(c.1)
Amendment to the Fund Accounting Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on November 30, 2010, and incorporated herein by reference.

(d)
Cash Management Agreement and Related Services Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

(e)
Form of Amended and Restated Shareholder Servicing Agreement dated October 30, 2000, as amended and restated on July 20, 2006, May 22, 2007 and July 29, 2011 between the Registrant and Reich & Tang Distributors, Inc filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(14)
(a)    Consent of PricewaterhouseCoopers LLP (Daily Income Fund) – filed with the Registration Statement on Form N-14 on August 29, 2012, and incorporated herein by reference.

(b)    Consent of PricewaterhouseCoopers LLP (Value Line) – filed with the Registration Statement on Form N-14 on August 29, 2012, and incorporated herein by reference.

(15)	Not Applicable.

(16)	Powers of Attorney of the Trustees of the Registrant - filed with the Registration Statement on Form N-14 on June 25, 2012, and incorporated herein by reference.

(17) (a)

Prospectus of Value Line U.S. Government Money Market Fund, Inc. dated May 1, 2012, incorporated by reference from the filing on April 27, 2012.

Statement of Additional Information of Value Line U.S. Government Money Market Fund, Inc. dated May 1, 2012, incorporated by reference from the filing on April 27, 2012.

Annual Report of Value Line U.S. Government Money Market Fund for the fiscal year ended     December 31, 2011, incorporated by reference from the filing on March 6, 2012.

Semi-Annual Report of Value Line U.S. Government Money Market Fund for the period ended June 30, 2011, incorporated by reference from the filing on September 7, 2011.

Prospectus of Daily Income Fund dated August 29, 2012 incorporated by reference from the filing on July 26, 2012.

Statement of Additional Information of Daily Income Fund dated August 29, 2012 incorporated by reference from the filing on July 26, 2012.

Annual Report of Daily Income Fund for the fiscal year ended March 31, 2012, incorporated by reference to the filing on June 4, 2012.

Item 17.                                Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 25th day of October, 2012.

DAILY INCOME FUND

By:	/s/ Michael P. Lydon
Michael P. Lydon
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 25th of October, 2012.

	SIGNATURE	CAPACITY	DATE

By:	/s/ Michael P. Lydon
	Michael P. Lydon	President and Trustee	October 25, 2012

By:	/s/ Esther Cheung
	Esther Cheung	Principal Financial Officer	October 25, 2012

By:	/s/ Steven W. Duff		October 25, 2012
	Steven W. Duff	Trustee

	Albert R. Dowden	Trustee *	October 25, 2012
	Carl Frischling	Trustee *	October 25, 2012
	Edward A. Kuczmarski	Trustee *	October 25, 2012
	William Lerner	Trustee *	October 25, 2012
	Robert Straniere	Trustee *	October 25, 2012
	Dr. Yung Wong	Trustee *	October 25, 2012

By:	/s/ Christine Manna		October 25, 2012
Christine Manna
* Attorney-in-Fact

*	See Exhibit 16 herein for Powers of Attorneyt.

EXHIBIT INDEX

(12)	Opinion of Counsel on tax matters